Eaton Shareholders' Equity Eaton Shareholders' Equity - Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Currency translation and related hedging instuments pre-tax	$ 144	$ (252)	$ (78)
Currency translation and related hedging instruments after-tax	135	(241)	(78)
Pension and Other Postretirement Benefits [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	(2)	0	(4)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	15	(15)	3
Prior service cost arising during the year pre-tax	(1)	(5)	(2)
Prior service cost arising during the year after-tax	(1)	(4)	(1)
Net loss arising during the year pre-tax	(386)	(648)	(182)
Net loss arising during the year after-tax	(262)	(417)	(123)
Currency translation pre-tax	(15)	5	5
Currency translation after-tax	(12)	4	5
Amortization of prior service costs reclassified to earnings pre-tax	170	122	87
Amortization of prior service costs reclassified to earnings after-tax	108	79	54
Total pensions and other postretirement benefits included in other comprehensive income pre-tax	234	526	96
Total pensions and other postretirement benefits included in other comprehensive income after-tax	152	353	62
Other Accumulated Other Income (Loss) Cash Flow Hedges
Gain (loss) on derivatives designated as cash flow hedges pre-tax	10	(28)	8
Gain (loss) on derivatives designated as cash flow hedges after-tax	10	(21)	6
Changes in cash flow hedges reclassified to earnings pre-tax	7	0	(8)
Changes in cash flow hedges reclassified to earnings after-tax	7	(1)	(6)
Cash flow hedges, net of reclassification adjustments pre-tax	17	(28)	0
Cash flow hedges, net of reclassification adjustments after-tax	17	(22)	0
Other comprehensive loss attributable to Eaton ordinary shareholders pre-tax	(73)	(806)	(174)
Other comprehensive loss attributable to Eaton ordinary shareholders after-tax	$ 0	$ (616)	$ (140)